Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL CORE EQUITY PORTFOLIO

INTERNATIONAL VECTOR EQUITY PORTFOLIO

WORLD EX U.S. VALUE PORTFOLIO

WORLD EX U.S. TARGETED VALUE PORTFOLIO

WORLD EX U.S. CORE EQUITY PORTFOLIO

WORLD CORE EQUITY PORTFOLIO

(formerly, Dimensional Retirement Equity Fund II)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the International Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 9/15/05 Inception
International Core Equity Portfolio
Return Before Taxes	-5.98%	5.91%	4.62%
Return After Taxes on Distributions	-6.67%	5.24%	4.05%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.84%	4.59%	3.70%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	4.11%

The performance table in the Prospectus for the International Vector Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 8/14/08 Inception
International Vector Equity Portfolio
Return Before Taxes	-6.27%	6.18%	4.34%
Return After Taxes on Distributions	-7.13%	5.39%	3.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.94%	4.83%	3.39%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	2.47%

The performance table in the Prospectus for the World ex U.S. Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 8/23/10 Inception
World ex U.S. Value Portfolio
Return Before Taxes	-6.19%	5.03%
Return After Taxes on Distributions	-7.11%	4.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.86%	3.94%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	6.33%

The performance table in the Prospectus for the World ex U.S. Targeted Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/01/12 Inception
World ex U.S. Targeted Value Portfolio
Return Before Taxes	-4.49%	10.01%
Return After Taxes on Distributions	-5.08%	9.18%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	7.66%
MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.03%	8.66%

The performance table in the Prospectus for the World ex U.S. Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 4/09/13 Inception
World ex U.S. Core Equity Portfolio
Return Before Taxes	-4.86%	3.23%
Return After Taxes on Distributions	-5.39%	2.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.32%	2.36%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	4.50%

The performance table in the Prospectus for the World Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 3/07/12 Inception
World Core Equity Portfolio
Return Before Taxes	2.48%	13.04%
Return After Taxes on Distributions	1.90%	12.32%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.81%	10.10%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	11.69%

The performance table in the Prospectus for the Selectively Hedged Global Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/14/11 Inception
Selectively Hedged Global Equity Portfolio
Return Before Taxes	3.91%	14.28%
Return After Taxes on Distributions	2.42%	13.16%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.74%	10.97%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	12.95%

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

The purpose of this Supplement to the Prospectus is to replace the performance table in the Prospectus for the T.A. World ex U.S. Core Equity Portfolio with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 3/06/08 Inception
T.A. World ex U.S. Core Equity Portfolio
Return Before Taxes	-4.97%	4.88%	1.84%
Return After Taxes on Distributions	-5.46%	4.49%	1.49%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	4.00%	1.60%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	4.43%	0.67%

DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the International Sustainability Core 1 Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 3/12/08 Inception
International Sustainability Core 1 Portfolio
Return Before Taxes	-6.00%	5.47%	1.26%
Return After Taxes on Distributions	-6.66%	4.92%	0.80%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.84%	4.32%	1.06%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	0.95%

The performance table in the Prospectus for the DFA International Value ex Tobacco Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 6/30/08 Inception
DFA International Value ex Tobacco Portfolio
Return Before Taxes	-7.36%	3.98%	1.06%
Return After Taxes on Distributions	-8.53%	3.20%	0.40%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.28%	3.10%	0.85%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	1.16%

INTERNATIONAL CORE EQUITY PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL CORE EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the International Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 9/15/05 Inception
International Core Equity Portfolio
Return Before Taxes	-5.98%	5.91%	4.62%
Return After Taxes on Distributions	-6.67%	5.24%	4.05%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.84%	4.59%	3.70%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	4.11%

International Vector Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL VECTOR EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the International Vector Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 8/14/08 Inception
International Vector Equity Portfolio
Return Before Taxes	-6.27%	6.18%	4.34%
Return After Taxes on Distributions	-7.13%	5.39%	3.68%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.94%	4.83%	3.39%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	2.47%

World ex U.S. Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD EX U.S. VALUE PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the World ex U.S. Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 8/23/10 Inception
World ex U.S. Value Portfolio
Return Before Taxes	-6.19%	5.03%
Return After Taxes on Distributions	-7.11%	4.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.86%	3.94%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	6.33%

World ex U.S. Targeted Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD EX U.S. TARGETED VALUE PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the World ex U.S. Targeted Value Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/01/12 Inception
World ex U.S. Targeted Value Portfolio
Return Before Taxes	-4.49%	10.01%
Return After Taxes on Distributions	-5.08%	9.18%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	7.66%
MSCI All Country World ex USA Small Cap Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.03%	8.66%

World ex U.S. Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD EX U.S. CORE EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the World ex U.S. Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 4/09/13 Inception
World ex U.S. Core Equity Portfolio
Return Before Taxes	-4.86%	3.23%
Return After Taxes on Distributions	-5.39%	2.46%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.32%	2.36%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	4.50%

World Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

WORLD CORE EQUITY PORTFOLIO

(formerly, Dimensional Retirement Equity Fund II)

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the World Core Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 3/07/12 Inception
World Core Equity Portfolio
Return Before Taxes	2.48%	13.04%
Return After Taxes on Distributions	1.90%	12.32%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.81%	10.10%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	11.69%

Selectively Hedged Global Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

INSTITUTIONAL CLASS SHARES

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the Selectively Hedged Global Equity Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Since 11/14/11 Inception
Selectively Hedged Global Equity Portfolio
Return Before Taxes	3.91%	14.28%
Return After Taxes on Distributions	2.42%	13.16%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.74%	10.97%
MSCI All Country World Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	4.16%	12.95%

T.A. World ex U.S. Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

The purpose of this Supplement to the Prospectus is to replace the performance table in the Prospectus for the T.A. World ex U.S. Core Equity Portfolio with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 3/06/08 Inception
T.A. World ex U.S. Core Equity Portfolio
Return Before Taxes	-4.97%	4.88%	1.84%
Return After Taxes on Distributions	-5.46%	4.49%	1.49%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.15%	4.00%	1.60%
MSCI All Country World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-3.87%	4.43%	0.67%

International Sustainability Core 1 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the International Sustainability Core 1 Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 3/12/08 Inception
International Sustainability Core 1 Portfolio
Return Before Taxes	-6.00%	5.47%	1.26%
Return After Taxes on Distributions	-6.66%	4.92%	0.80%
Return After Taxes on Distributions and Sale of Portfolio Shares	-2.84%	4.32%	1.06%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	0.95%

DFA International Value Ex Tobacco Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	didgi_SupplementTextBlock
DFA INVESTMENT DIMENSIONS GROUP INC.

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 28, 2015

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

The purpose of this Supplement to the Prospectus is to replace the performance tables in the Prospectus for the Portfolios listed above.

The performance table in the Prospectus for the DFA International Value ex Tobacco Portfolio is replaced with the following table:

	Periods ending December 31, 2014
Annualized Returns (%)	One Year	Five Years	Since 6/30/08 Inception
DFA International Value ex Tobacco Portfolio
Return Before Taxes	-7.36%	3.98%	1.06%
Return After Taxes on Distributions	-8.53%	3.20%	0.40%
Return After Taxes on Distributions and Sale of Portfolio Shares	-3.28%	3.10%	0.85%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	-4.32%	5.21%	1.16%